Label	Element	Value
Document And Entity Information Elements	ck0001092720_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	RYDEX DYNAMIC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001092720
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2013
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013